Nature of Operations and Summary of Significant Accounting and Reporting Policies - Schedule of Translation Exchange Rates (Details)	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017
USD : AUD exchange rate	0.7104	0.7399	0.7816	0.7676
Weighted Average [Member]
USD : AUD exchange rate	0.7203	0.7753	0.7690	0.7544